Old Westbury Real Return Fund | Old Westbury Real Return Fund
Old Westbury Real Return Fund
Investment Goal
The Fund’s goal is to seek real capital appreciation in inflationary environments.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Real Return Fund
Management Fees		0.85%
Other Expenses		0.31%
Total Annual Fund Operating Expenses	[1]	1.16%
Less Fee Waiver	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	1.11%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2014 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.10%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense. The interest income is included in investment income, and the interest expense is included in a Fund's overall expense ratio. The Real Return Fund's overall expense ratio, excluding such interest expense, would be 1.10%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Real Return Fund	113	360	630	1,401

Portfolio Turnover

          The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2012, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

          The Fund invests in a portfolio of instruments that the Adviser believes should benefit in environments of increasing inflation. Under normal circumstances, the Fund primarily invests its assets among the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level of inflation: inflation-protected securities such as Treasury Inflation Protected Securities (“TIPS”) and similar bonds issued by governments outside of the U.S.; floating-rate bonds issued by various government and corporate entities; commodities; real estate investment trusts or REITs; securities and derivatives, including swaps, options and futures linked to the price of other assets (such as commodities, stock indexes and real estate); and equity securities of domestic and foreign companies within the commodities-related industries. The Fund also may invest in exchange-traded funds (“ETFs”), convertible securities, structured notes and private placements. The Adviser attempts to manage the Fund’s “real return” (which equals total return less the estimated cost of inflation) by investing in instruments that the Adviser believes should perform better than other instruments during a period of time when inflation is rising. The Fund also attempts to hedge against inflationary pressures by investing in non-traditional instruments such as derivative instruments and commodities. Derivatives may be used to increase returns and/or to hedge or protect the Fund’s exposure to, for example, interest rate movements, movements in the commodities or securities markets (including relevant indexes) and currency value fluctuations. In addition, the Fund may engage in short selling and other investment techniques.

          The Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in OWF Real Return Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment goal as the Fund. In addition, the Subsidiary (like the Fund) will limit its investment in illiquid assets to 15% of its net assets. In this regard, the Fund’s investment in the Subsidiary is considered liquid. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Fund’s investment in the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other investments in which the Subsidiary invests, which are discussed elsewhere in the Prospectus.

Principal Risks

          All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

          The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

          Non-Diversified Risk — The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund which may cause the Fund to be more volatile.

          Stock Market/Company Risk — Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

          Smaller Company Risk — Smaller companies may be more vulnerable to market downturns and adverse business or economic events and may be less liquid than securities in larger companies.

          Foreign Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

          Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

          Real Estate Investment Trusts Risk — Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

          Fixed Income Securities Risk — Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

          U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

          Inflation-Protected Securities Risk — The value of an inflation-protected debt security generally will fall when real interest rates rise.

          Convertible Securities Risk — Convertible Securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

          Derivatives Risk — Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss.

          Structured Notes Risk — Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates.

          Commodities Risk — The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The operations and financial performance of companies in the agricultural, natural resources and related industries may be directly affected by commodity prices. This risk is exacerbated for those companies that own the underlying commodity.

          Restricted Securities Risk — Restricted securities carry the risk that few potential purchasers for such securities may exist.

          Short Sales Risk — Short sales involve the risk that losses may be exaggerated, potentially causing the Fund to lose more money than the actual cost of the investment.

          Certain Tax Risk — The tax treatment and characterization of the Fund’s distribution may vary significantly from time to time because of the varied nature of the Fund’s investments. The Subsidiary is treated as a “controlled foreign corporation” and the Fund is treated as a “U.S. shareholder” of the Subsidiary for U.S. federal income tax purposes. As a result, the Fund is required to currently include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary, and there will be a corresponding adjustment to the Fund’s tax basis in the subsidiary. This reporting disparity may give rise to differences when calculating distributable earnings or deficits under U.S. GAAP and U.S. federal income tax rules, and such differences could be material.

          Subsidiary Risk — Because the Fund will invest a portion of its assets in the Subsidiary, which may hold commodities, commodities-related instruments, derivatives and other investments described in this Prospectus, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary generally is subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodities, commodities-related instruments, derivatives and other investments.

Performance Information

          The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the Dow Jones UBS Commodity Index. The Fund also compares its performance to the Barclays Capital U.S. TIPS Index, the Fund’s secondary benchmark. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 16.70% (quarter ended 12/31/2010) and the lowest return for a quarter was (28.95)% (quarter ended 12/31/2008).
Average Annual Total Returns (for the periods ended 12/31/2012)
Average Annual Returns	1 Year	5 Years	Since Inception		Inception Date
Old Westbury Real Return Fund	(0.08%)	(4.37%)	3.01%		Apr. 28, 2005
Old Westbury Real Return Fund After Taxes on Distributions	(0.12%)	(5.06%)	2.07%
Old Westbury Real Return Fund After Taxes on Distributions and Sale of Shares	none	(3.95%)	2.29%
Old Westbury Real Return Fund Dow Jones UBS Commodity Index (reflects no deduction for fees, expenses or income and withholding taxes)	(1.06%)	(5.17%)	0.49%
Old Westbury Real Return Fund Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or income and withholding taxes)	6.98%	7.04%	6.28%	[1]	Apr. 30, 2005
[1]	Barclays U.S. TIPS Index since inception returns from 4/30/05.

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.